Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt [Abstract]
Schedule of Short Term Debt	Debt as of March 31, 2023 and December 31, 2022 consisted of the following (in thousands):
Short-Term Debt	Maturity	March 31, 2023	December 31, 2022
March 2020 10% Note	3/18/2023	$—	$—
July 2022 Promissory Note, less debt discount of $398 and $760, respectively.	7/22/2023	6,776	6,045
December 2022 Promissory Note, less debt discount of $1,409 and $1,880, respectively.	12/30/2023	6,992	6,520
Third Party Note Payable	6/30/2023	1,203	1,078
Total Short-Term Debt		$14,971	$13,643
Debt as of December 31, 2022 and 2021 consisted of the following (in thousands):
Short-Term Debt	Maturity	2022	2021
March 2020 10% Note	3/18/2023	$—	$3,251
July 2022 Promissory Note (net of $760 debt discount)	7/22/2023	6,045	—
Dec 2022 Promissory Note (net of $1,880 debt discount)	12/30/2023	6,520	—
Third party note payable	6/30/2023	1,078	239
Total Short-Term Debt		$13,643	$3,490